UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

Dreyfus/Laurel Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/13

The following N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2013 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Banks--.6%
HSBC Holdings, ADR	48,583		2,665,263
Capital Goods--4.3%
Caterpillar	73,500		6,306,300
General Electric	199,500		4,652,340
United Technologies	73,300		6,956,170
			17,914,810
Consumer Services--3.2%
McDonald's	136,900		13,220,433
Diversified Financials--6.4%
American Express	66,000		4,996,860
BlackRock	22,500		6,282,000
Franklin Resources	30,300		4,690,743
JPMorgan Chase & Co.	196,000		10,699,640
			26,669,243
Energy--20.4%
Chevron	156,500		19,210,375
ConocoPhillips	98,000		6,011,320
Exxon Mobil	229,560		20,768,293
Imperial Oil	98,000	a	3,816,120
Occidental Petroleum	127,500		11,738,925
Phillips 66	68,400		4,553,388
Royal Dutch Shell, Cl. A, ADR	156,500		10,386,905
Statoil, ADR	107,600	a	2,423,152
Total, ADR	115,400		5,752,690
			84,661,168
Food & Staples Retailing--1.6%
Walgreen	107,600		5,138,976
Whole Foods Market	29,200		1,514,312
			6,653,288
Food, Beverage & Tobacco--20.9%
Altria Group	245,000		8,844,500
Coca-Cola	489,500		19,575,105
Diageo, ADR	29,500		3,488,670
Kraft Foods Group	42,333		2,333,818
Mondelez International, Cl. A	127,500		3,756,150
Nestle, ADR	189,125		12,542,770
PepsiCo	78,500		6,340,445
Philip Morris International	264,500		24,045,695
SABMiller	107,600		5,412,272
			86,339,425
Health Care Equipment & Services--2.0%
Abbott Laboratories	156,500		5,738,855
Intuitive Surgical	4,800	b	2,388,144
			8,126,999
Household & Personal Products--4.6%

Estee Lauder, Cl. A	103,000		6,981,340
Procter & Gamble	155,000		11,897,800
			18,879,140
Materials--2.8%
Air Products & Chemicals	25,500		2,407,455
Freeport-McMoRan Copper & Gold	137,000		4,253,850
Praxair	42,000		4,801,860
			11,463,165
Media--5.0%
Comcast, Cl. A	49,500		1,987,425
McGraw-Hill	57,200		3,120,260
News Corp., Cl. A	166,500		5,346,315
Time Warner Cable	44,000		4,202,440
Walt Disney	97,800		6,169,224
			20,825,664
Pharmaceuticals, Biotech & Life Sciences--8.5%
AbbVie	156,500		6,680,985
Johnson & Johnson	127,500		10,732,950
Merck & Co.	68,400		3,194,280
Novo Nordisk, ADR	39,100		6,299,010
Roche Holding, ADR	132,000		8,228,880
			35,136,105
Retailing--4.1%
Target	123,000		8,548,500
Wal-Mart Stores	112,500		8,419,500
			16,968,000
Semiconductors & Semiconductor Equipment--3.7%
Intel	308,500		7,490,380
Texas Instruments	166,500		5,975,685
Xilinx	48,900		1,987,785
			15,453,850
Software & Services--5.2%
Automatic Data Processing	78,500		5,394,520
International Business Machines	61,600		12,814,032
Oracle	97,800		3,301,728
			21,510,280
Technology Hardware & Equipment--5.4%
Apple	39,100		17,582,488
QUALCOMM	73,500		4,665,780
			22,248,268
Transportation--.8%
Canadian Pacific Railway	24,500		3,233,755
Total Common Stocks
(cost $291,199,616)			411,968,856

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,236,696)	1,236,696	[c]	1,236,696
Investment of Cash Collateral for
Securities Loaned--1.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,566,860)	4,566,860 [c]	4,566,860
Total Investments (cost $297,003,172)	100.9%	417,772,412
Liabilities, Less Cash and Receivables	(.9%)	(3,601,888)
Net Assets	100.0%	414,170,524

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At May 31, 2013, the value of the fund's securities on loan was $4,310,855 and the value of the collateral held by the fund was $4,566,860.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2013, net unrealized appreciation on investments was $120,769,240 of which $126,608,105 related to appreciated investment securities and $5,838,865 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.9
Energy	20.4
Pharmaceuticals, Biotech & Life Sciences	8.5
Diversified Financials	6.4
Technology Hardware & Equipment	5.4
Software & Services	5.2
Media	5.0
Household & Personal Products	4.6
Capital Goods	4.3
Retailing	4.1
Semiconductors & Semiconductor Equipment	3.7
Consumer Services	3.2
Materials	2.8
Health Care Equipment & Services	2.0
Food & Staples Retailing	1.6
Money Market Investments	1.4
Transportation	.8
Banks	.6
100.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	347,719,369	-		-	347,719,369
Equity Securities - Foreign Common Stocks+	58,837,215	5,412,272	++	-	64,249,487
Mutual Funds	5,803,556	-		-	5,803,556

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)